Interim condensed consolidated statement of financial position - COP ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 12,070,744	$ 15,401,058
Trade and other receivables	37,580,673	39,224,999
Inventories	11,356,473	11,880,034
Other financial assets	1,752,234	1,162,127
Tax assets	7,974,934	6,784,392
Other assets	3,169,764	2,778,480
Current assets subtotal	73,904,822	77,231,090
Assets held for sale	29,519	45,755
Total current assets	73,934,341	77,276,845
Non-current assets
Trade and other receivables	30,056,323	32,155,205
Other financial assets	391,281	1,563,744
Investments in associates and joint ventures	8,685,038	9,496,600
Property, plant, and equipment	95,437,342	100,997,498
Natural and environmental resources	43,985,932	42,323,610
Right-of-use-assets	589,081	627,813
Intangibles	15,560,161	18,146,605
Tax assets	7,552,601	13,401,050
Goodwill	4,964,720	5,350,114
Other assets	1,620,593	1,453,347
Total non-current assets	208,843,072	225,515,586
Total assets	282,777,413	302,792,431
Current liabilities
Loans and borrowings	17,616,493	22,198,583
Trade and other payables	23,766,756	19,937,704
Provisions for employee benefits	2,822,786	2,753,697
Tax liabilities	2,984,097	7,630,901
Accrued liabilities and provisions	1,043,342	1,533,136
Other liabilities	2,163,122	2,728,317
Total current liabilities	50,396,596	56,782,338
Non-current liabilities
Loans and borrowings	92,112,183	92,936,256
Trade and other payables	47,047	57,056
Provisions for employee benefits	9,498,368	10,211,542
Tax liabilities	14,099,000	15,275,644
Accrued liabilities and provisions	11,532,712	11,223,358
Other liabilities	3,166,872	2,403,148
Total non-current liabilities	130,456,182	132,107,004
Total liabilities	180,852,778	188,889,342
Equity
Subscribed and paid in capital	25,040,067	25,040,067
Additional paid-in capital	6,607,699	6,607,699
Reserves	17,922,725	8,898,633
Other comprehensive income	12,612,959	15,796,719
Retained earnings	14,043,195	29,811,809
Equity attributable to the Company's shareholders	76,226,645	86,154,927
Non-controlling interest	25,697,990	27,748,162
Total equity	101,924,635	113,903,089
Total liabilities and equity	$ 282,777,413	$ 302,792,431